Schedule of accruals and other current liabilities (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 170,276	$ 216,884	$ 99,429
Provision for reinstatement	23,553	30,000	32,000
Other payables	12,261	15,617	51,421
Non-trade creditors	244,459	311,374	358,828
Total	$ 450,549	$ 573,875	$ 541,678